INVESTMENTS IN ASSOCIATES	12 Months Ended
Aug. 31, 2021
Disclosure of associates [abstract]
Investment In Associates	INVESTMENTS IN ASSOCIATES
The carrying value of investments in associates consists of:

	ALPHA-CANNABIS PHARMA GMBH (a)	EVIANA HEALTH CORPORATION (b)	HYASYNTH BIOLOGICALS INC. (c)	TOTAL
Participating share (1)	25.0%	19.9%	46.7%
Balance, August 31, 2019	$3,496	$3,000	$4,612	$11,108
Share of net loss	(75)	—	(1,112)	(1,187)
Impairment loss	—	(3,000)	—	(3,000)
Elimination of proportionate share of transactions with associates	(14)	—	—	(14)
Foreign currency translation loss	94	—	—	94
Balance, August 31, 2020	$3,501	$—	$3,500	$7,001
Additions	—	—	2,500	2,500
Transaction costs	—	—	39	39
Share of net loss (2)	(107)	—	(1,011)	(1,118)
Impairment loss	(3,266)	—	—	(3,266)
Foreign currency translation loss	(128)	—	—	(128)
Balance, August 31, 2021	$—	$—	$5,028	$5,028

Note 1: % Interest includes the potential ownership interest that could result from the conversion of debentures and exercise of warrants.
Note 2: The Company utilizes the most recently issued quarterly financial statements of its associates in its results with a two-month lag since the Company does not have the same reporting date as its associates (for the year ended August 31, 2021 , the Company utilized its associates’ year ended June 30, 2021 results).

a.alpha-cannabis Pharma GmbH
On October 10, 2018, the Company executed an investment agreement with alpha-cannabis® Pharma GmbH (“ACG”) pursuant to which the Company acquired 8,333 common shares of ACG, representing a 25.0% stake in the capital of ACG, for aggregate proceeds of €1,625 ($2,436). Established in 2016, ACG is a privately held company that is strategically positioned to serve the German medical cannabis market.

The Company has a commitment to deliver additional consideration of up to €875 in the form of the Company’s Common Shares contingent on the achievement of certain gross margin-based milestones. The Company had estimated the fair value of these contingent shares as €649 ($972) as of the investment date and has included a corresponding long-term derivative liability under other liabilities in the statement of financial position. Refer to Note 15 for further information.

Concurrent with the Company’s investment in ACG, the parties entered into a CBD supply agreement, whereby ACG may supply the Company with synthetic CBD, as well as a cannabis supply agreement, whereby the Company may supply ACG with dried cannabis flowers.

During the year ended August 31, 2021, the Company identified indicators of impairment with respect to its investment in ACG. The Company determined the recoverable amount to approximate $nil based on the higher of FVLCD and VIU, as a result of the current financial difficulties including negligible projected revenues for future years; expected cash flow deficits; the lack of GMP certified inventory and a significant decline in ACG's market share, and as such has recorded an impairment loss of $3,266 in the consolidated statement of operations and comprehensive loss for the year ended August 31, 2021.

b.Eviana Health Corporation
On October 2, 2018, the Company participated in the debenture offering of Eviana Health Corporation (“Eviana”) by way of private placement. Eviana was a Canadian Securities Exchange (“CSE”) listed company that was established with the aim of delivering customized consumer health care products using natural hemp strains of cannabis sativa for cannabinoid-based topical creams and products. The Company’s investment was made in the form of convertible debentures and share purchase warrants, which together provided a potential ownership interest of up to 21.4%, which is capped at 19.9% based on certain contractual obligations. In addition to this ownership interest, the Company also considered various qualitative factors in arriving at the determination that significant influence exists, including representation rights on Eviana’s board of directors, and thereby concluding that the equity method of accounting is appropriate.

The convertible debentures had a face value of $5,000, bear interest at 10% per annum, are non-redeemable, and matured on October 2, 2020. The convertible debentures were convertible at the option of the holder at any time at a price of $1.15 per share, or into 4,347,826 common shares of Eviana. Conversion of the debentures may have been forced by Eviana in the event that the volume weighted average price of the common shares of Eviana for ten consecutive days is greater than $2.15, subject to a minimum volume of 100,000 shares in each of those 10 days.
The share purchase warrants were acquired for no additional consideration, concurrent with the debenture offering, were transferable, and were exercisable until October 2, 2020. 2,500 share purchase warrant units were acquired, each of which is convertible into 870 common shares per unit, or 2,175,000 common shares in aggregate, at an exercise price of $1.30 per share.

Concurrent with the Company’s investment in Eviana, the parties entered into a CBD oil supply agreement, whereby the Company has the right, but not obligation, to purchase up to 25% of Eviana’s annual CBD oil at 95% of the agreed raw CBD oil wholesale market price for a period of 5 years from the date on which the CBD oil is first made commercially available by Eviana for wholesale.

On October 28, 2019, Eviana provided a default announcement in accordance with National Policy 12-203 Management Cease Trade Orders (“NP 12-203”). Eviana made an application to the British Columbia Securities Commission, as its principal regulator, for a management cease trade order (“MCTO”) under NP 12-203 in respect of an anticipated default regarding its annual filings. On November 1, 2019, a cease trade order (“CTO”) was issued by the British Columbia Securities Commission and the Ontario Securities Commission. On November 5, 2019, Eviana was suspended from the CSE in accordance with CSE Policy 3 which is considered a regulatory halt as defined in National Instrument 23-101 – Trading Rules.

During the year ended August 31, 2020, the Company identified indicators of impairment with respect to its investment in Eviana. The Company determined the recoverable amount of Eviana to approximate $nil based on the higher of FVLCD and VIU. An impairment loss of $3,000 was included in the statement of operations and comprehensive loss for the year ended August 31, 2020 and the Company continues to carry this investment at a balance of $nil.

On June 18, 2020, the Company served Eviana with a notice of default and demand letter with respect to the non-payment of interest relating to its convertible debentures as well as other applicable events of default under the debenture agreement. As of the date these consolidated financial statements were approved, the Company has not yet received any of its interest payments since December 31, 2019 on the Eviana convertible debentures.

c.Hyasynth Biologicals Inc.
On September 12, 2018, the Company invested in Hyasynth Biologicals Inc. (“Hyasynth”) by way of convertible secured debentures, to be purchased in three tranches and valued in the aggregate at $10,000. The first tranche was issued on that date, the second tranche (“Tranche 2”) was issued on October 23, 2020 (as described below), and there is one additional tranche that may be issued based on the achievement of a specific milestone. Hyasynth is a privately held biotechnology company based in Montreal, Quebec and is a leader in the field of cannabinoid science and biosynthesis. The Company’s investment is in the form of convertible debentures, which provide a potential ownership interest of up to 43.4% based on Tranche 1. In addition to the ownership interest, the Company also considered various qualitative factors in arriving at the determination that significant influence exists, including representation on Hyasynth’s board of directors, and thereby concluded that the equity method of accounting is appropriate.

Concurrent with the Company’s investment in Hyasynth, the parties entered into a CBD supply agreement, whereby the Company has the ability to purchase up to 100% of Hyasynth’s annual cannabinoid or cannabinoid-related production at a 10% discount to the agreed upon wholesale market price for a period of 10 years from the date Hyasynth commences commercial production of the products.

Tranche 1 of the convertible debentures has a face value of $5,000, bears interest at 8.0% per annum, are secured, and mature on the earlier of August 31, 2023 or the closing date of a qualified sale transaction, unless an automatic or optional conversion has occurred. Tranche 1 of the convertible debentures is convertible at the option of the holder at any time at a price of $40 per share, or into 125,000 common shares. Conversion of the debentures may be automatically triggered based on the completion of a qualified transaction or Hyasynth’s facility reaching a pre-defined production capacity. Tranches 2 and 3 of the convertible debentures, each of which commits $2,500 for an aggregate of $5,000, have certain production-related milestones that must be achieved within a 24 and 36-month period, respectively, for issuance to occur.

On October 23, 2020, the Company advanced an additional $2,500 to Hyasynth by way of convertible debentures as a result of Hyasynth’s achievement of the contractual production-related milestone for Tranche 2 of the convertible debentures. This brings the Company’s total face value of convertible debentures investment in Hyasynth to $7,500, which provides the Company with a potential ownership interest of up to 46.7% on a fully diluted basis. The Company has appointed two nominee directors to the board of Hyasynth.